SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables and payables valued at amortized cost
Cash flows term to correspond to the business plan	5 years
Long-term growth rate	3.50%
WACC for impairment goodwill	10.89%
USD
Receivables and payables valued at amortized cost
WACC for impairment goodwill		8.32%	13.00%
USD | Minimum
Receivables and payables valued at amortized cost
WACC for impairment goodwill	29.00%
USD | Maximum
Receivables and payables valued at amortized cost
WACC for impairment goodwill	40.00%